Detailed information about intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	₩ 1,167,953	₩ 1,228,524
Changes in intangible assets other than goodwill
Acquisition	120,560	324,821
Disposal	9,707	8,321
Amortization	(170,466)	(156,915)
Impairment loss	(3,599)	(513,609)		₩ (8,112)
Others	49,155	293,453	[1]
Ending balance	1,153,896	1,167,953		1,228,524
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,069,976	1,225,942
Changes in intangible assets other than goodwill
Acquisition	120,371	229,426
Disposal	(9,707)	(8,321)
Amortization	(170,466)	(156,915)
Impairment loss	(3,599)	(513,609)
Others	49,155	293,453	[1]
Ending balance	1,055,730	1,069,976		1,225,942
Intangible assets other than goodwill | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,082,811	1,239,036
Changes in intangible assets other than goodwill
Acquisition	120,371	229,426
Disposal	(9,707)	(8,321)
Amortization	(172,022)	(157,952)
Impairment loss	(3,599)	(513,609)
Others	50,333	294,231	[1]
Ending balance	1,068,187	1,082,811		1,239,036
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,597,314	3,069,716
Changes in intangible assets other than goodwill
Ending balance	3,769,026	3,597,314		3,069,716
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(1,967,732)	(1,805,784)
Changes in intangible assets other than goodwill
Ending balance	(2,138,536)	(1,967,732)		(1,805,784)
Intangible assets other than goodwill | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(546,771)	(24,896)
Changes in intangible assets other than goodwill
Ending balance	(562,303)	(546,771)		(24,896)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,835)	(13,094)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,556	1,037
Impairment loss	0	0
Others	(1,178)	(778)	[1]
Ending balance	(12,457)	(12,835)		(13,094)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	164,760	157,261
Changes in intangible assets other than goodwill
Acquisition	14,101	42,694
Disposal	0	(774)
Amortization	(77,402)	(81,681)
Impairment loss	0	0
Others	50,568	47,260	[1]
Ending balance	152,027	164,760		157,261
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	164,995	157,681
Changes in intangible assets other than goodwill
Acquisition	14,101	42,694
Disposal	0	(774)
Amortization	(77,501)	(81,883)
Impairment loss	0	0
Others	50,568	47,277	[1]
Ending balance	152,163	164,995		157,681
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	707,731	619,662
Changes in intangible assets other than goodwill
Ending balance	775,667	707,731		619,662
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(542,736)	(461,981)
Changes in intangible assets other than goodwill
Ending balance	(623,504)	(542,736)		(461,981)
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(235)	(420)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	99	202
Impairment loss	0	0
Others	0	(17)	[1]
Ending balance	(136)	(235)		(420)
Licences and franchises
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0	0
Changes in intangible assets other than goodwill
Ending balance	0	0		0
Licences and franchises | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,398	3,398
Changes in intangible assets other than goodwill
Ending balance	547	3,398		3,398
Licences and franchises | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,398)	(3,398)
Changes in intangible assets other than goodwill
Ending balance	(547)	(3,398)		(3,398)
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	53,261	67,112
Changes in intangible assets other than goodwill
Acquisition	369	171
Disposal	(390)	(325)
Amortization	(8,352)	(9,196)
Impairment loss	0	0
Others	(1,972)	(4,501)	[1]
Ending balance	42,916	53,261		67,112
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	53,261	67,112
Changes in intangible assets other than goodwill
Acquisition	369	171
Disposal	(390)	(325)
Amortization	(8,352)	(9,196)
Impairment loss	0	0
Others	(1,972)	(4,501)	[1]
Ending balance	42,916	53,261		67,112
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	102,828	97,033
Changes in intangible assets other than goodwill
Ending balance	101,866	102,828		97,033
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(40,389)	(29,921)
Changes in intangible assets other than goodwill
Ending balance	(49,772)	(40,389)		(29,921)
Copyrights, patents rights and other industrial rights | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)	0
Changes in intangible assets other than goodwill
Ending balance	(9,178)	(9,178)		0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,723	534,524
Changes in intangible assets other than goodwill
Acquisition	1,664	8,742
Disposal	0	0
Amortization	(4,380)	(7,186)
Impairment loss	0	(513,519)	[2]
Others	1,383	21,162	[1]
Ending balance	42,390	43,723		534,524
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	43,723	534,524
Changes in intangible assets other than goodwill
Acquisition	1,664	8,742
Disposal	0	0
Amortization	(4,380)	(7,186)
Impairment loss	0	(513,519)	[2]
Others	1,383	21,162	[1]
Ending balance	42,390	43,723		534,524
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	584,969	561,945
Changes in intangible assets other than goodwill
Ending balance	604,703	584,969		561,945
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(28,456)	(27,421)
Changes in intangible assets other than goodwill
Ending balance	(34,062)	(28,456)		(27,421)
Mining rights | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(512,790)	0
Changes in intangible assets other than goodwill
Ending balance	(528,251)	(512,790)		0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	92,351	90,376
Changes in intangible assets other than goodwill
Acquisition	10,273	687
Disposal	0	0
Amortization	(30,581)	(28,068)
Impairment loss	0	(68)
Others	18,080	29,424	[1]
Ending balance	90,123	92,351		90,376
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	93,843	92,486
Changes in intangible assets other than goodwill
Acquisition	10,273	687
Disposal	0	0
Amortization	(32,034)	(28,901)
Impairment loss	0	(68)
Others	23,084	29,639	[1]
Ending balance	95,166	93,843		92,486
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	916,834	878,462
Changes in intangible assets other than goodwill
Ending balance	958,035	916,834		878,462
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(822,972)	(785,976)
Changes in intangible assets other than goodwill
Ending balance	(862,850)	(822,972)		(785,976)
Development expenditures | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19)	0
Changes in intangible assets other than goodwill
Ending balance	(19)	(19)		0
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(1,492)	(2,110)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,453	833
Impairment loss	0	0
Others	(5,004)	(215)	[1]
Ending balance	(5,043)	(1,492)		(2,110)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	49,461	59,972
Changes in intangible assets other than goodwill
Acquisition	53,638	56,082
Disposal	0	0
Amortization	0	0
Impairment loss	(23)	0
Others	(43,261)	(66,593)	[1]
Ending balance	59,815	49,461		59,972
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	60,490	70,536
Changes in intangible assets other than goodwill
Acquisition	53,638	56,082
Disposal	0	0
Amortization	0	0
Impairment loss	(23)	0
Others	(47,087)	(66,128)	[1]
Ending balance	67,018	60,490		70,536
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	73,335	83,381
Changes in intangible assets other than goodwill
Ending balance	79,862	73,335		83,381
Intangible assets under development | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,845)	(12,845)
Changes in intangible assets other than goodwill
Ending balance	(12,844)	(12,845)		(12,845)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11,029)	(10,564)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Impairment loss	0	0
Others	3,826	(465)	[1]
Ending balance	(7,203)	(11,029)		(10,564)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	193,161	87,011
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(18,448)	(15,632)
Impairment loss	0	0
Others	9,762	121,782	[1]
Ending balance	184,475	193,161		87,011
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	193,161	87,011
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(18,448)	(15,632)
Impairment loss	0	0
Others	9,762	121,782	[1]
Ending balance	184,475	193,161		87,011
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	582,825	459,682
Changes in intangible assets other than goodwill
Ending balance	592,930	582,825		459,682
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(389,664)	(372,671)
Changes in intangible assets other than goodwill
Ending balance	(408,455)	(389,664)		(372,671)
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0	0
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Impairment loss	0	0
Others	0	0	[1]
Ending balance	0	0		0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,318	5,552
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(831)	(741)
Impairment loss	0	0
Others	1,853	507	[1]
Ending balance	6,340	5,318		5,552
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,318	5,552
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(831)	(741)
Impairment loss	0	0
Others	1,853	507	[1]
Ending balance	6,340	5,318		5,552
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	25,989	25,482
Changes in intangible assets other than goodwill
Ending balance	27,843	25,989		25,482
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(20,671)	(19,930)
Changes in intangible assets other than goodwill
Ending balance	(21,503)	(20,671)		(19,930)
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	41,656	7,050
Changes in intangible assets other than goodwill
Acquisition	37,109	118,743
Disposal	(9,271)	(7,058)
Amortization	0	0
Impairment loss	0	0
Others	(8,121)	(77,079)	[1]
Ending balance	61,373	41,656		7,050
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	41,656	7,050
Changes in intangible assets other than goodwill
Acquisition	37,109	118,743
Disposal	(9,271)	(7,058)
Amortization	0	0
Impairment loss	0	0
Others	(8,121)	(77,079)	[1]
Ending balance	61,373	41,656		7,050
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	41,656	7,050
Changes in intangible assets other than goodwill
Ending balance	61,373	41,656		7,050
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	426,285	217,084
Changes in intangible assets other than goodwill
Acquisition	3,217	2,307
Disposal	(46)	(164)
Amortization	(30,472)	(14,411)
Impairment loss	(3,576)	(22)
Others	20,863	221,491	[1]
Ending balance	416,271	426,285		217,084
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	426,364	217,084
Changes in intangible assets other than goodwill
Acquisition	3,217	2,307
Disposal	(46)	(164)
Amortization	(30,476)	(14,413)
Impairment loss	(3,576)	(22)
Others	20,863	221,572	[1]
Ending balance	416,346	426,364		217,084
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	557,749	333,621
Changes in intangible assets other than goodwill
Ending balance	566,200	557,749		333,621
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(119,446)	(104,486)
Changes in intangible assets other than goodwill
Ending balance	(137,843)	(119,446)		(104,486)
Others | Accumulated impairment [Member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11,939)	(12,051)
Changes in intangible assets other than goodwill
Ending balance	(12,011)	(11,939)		(12,051)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(79)	0
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	4	2
Impairment loss	0	0
Others	0	(81)	[1]
Ending balance	(75)	(79)		0
Goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	97,977	2,582
Changes in intangible assets other than goodwill
Acquisition	189	95,395
Disposal	0	0
Amortization	0	0
Impairment loss	0	0
Others	0	0	[1]
Ending balance	98,166	97,977		2,582
Goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	97,977	2,582
Changes in intangible assets other than goodwill
Ending balance	₩ 98,166	₩ 97,977		₩ 2,582

[1]	'Others' include the business rights amounting to KRW172,434 million increased from the business combination between Korea East-West Power Co., Ltd. and Eumseong Natural Gas Power Co., Ltd.
[2]	KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiaries, performed an impairment test over the mining rights and the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.